Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31, 2017	December 31, 2016

Trade accounts payable	$4,007	$3,924
Employee-related accruals	2,310	2,637
Interest payable on deferred consideration (note 12)	-	24
Other accrued liabilities	1,384	1,436

	$7,701	$8,021